Risk management - Hedge of a net investment in a foreign operation (Details) - Hedge of a net investment in a foreign operation $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
Risk management
Opening balance		$ 3,140,684	$ 9,354,071	$ 4,366,336
Exchange difference		6,305,555	(8,973,471)	7,526,124
Deferred income tax (Note 10)		(2,979,130)	2,760,084	(2,538,389)
Closing balance	$ 10,269	$ 6,467,109	3,140,684	9,354,071
Hedging instrument assets	10,269		$ 3,140,684	$ 9,354,071
Ecopetrol Business Group
Risk management
Closing balance	9,939
Hedging instrument assets	9,939
ISA Colombia
Risk management
Closing balance	330
Hedging instrument assets	$ 330